Deferred Charge Assets and Deferred Gain Liabilities (Deferred Gain Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement Analysis Of Deferred Gain Liabilities [Roll Forward]
Beginning carrying value	$ 12,875	$ 0
Recorded during the year	9,365	13,758
Amortization	(2,360)	(883)
Ending carrying value	$ 19,880	$ 12,875